ALLOWANCE FOR EXPECTED CREDIT LOSSES	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
ALLOWANCE FOR EXPECTED CREDIT LOSSES	ALLOWANCE FOR EXPECTED CREDIT LOSSES
On January 1, 2020 the Company was required to adopt ASU 2016-13 which introduces a new credit loss methodology, requiring earlier recognition of potential credit losses. ASU 2016-13, was adopted using the modified retrospective method (see Note 2: Accounting Policies). The provision is based on an assessment of the impact of current and expected future conditions, and at December 31, 2020, this is inclusive of the Company's estimate of the potential effect of the COVID-19 pandemic on credit losses. The duration and severity of COVID-19 and continued market volatility is highly uncertain and, as such, the impact on expected credit losses is subject to significant judgment and may cause variability in the Company’s allowance for credit losses in future periods. Movements in the allowance for expected credit losses may result in gains as well as losses recorded in income as changes occur in the balances of our financial assets and the risk profiles of our counterparties.

The following table presents the impact of the allowance for expected credit losses on the Company's balance sheet line items for the year ended December 31, 2020.

(in thousands of $)	Trade receivables	Other receivables	Related Party receivables	Investment in sales-type, direct financing leases and leaseback assets	Other long-term assets	Total
Balance at December 31, 2019	—	—	—	—	—	—
Impact of the adoption of ASU 2016-13 on retained earnings (Note 2)	19	580	206	4,799	10	5,614
Additions from associates			1,336	2,025		3,361
Sale of 50.1% of subsidiary				(1,575)		(1,575)
Change in allowance recorded in 'other financial items'	14	301	431	(859)	1,884	1,771
Balance at December 31, 2020	33	881	1,973	4,390	1,894	9,171
The impact of the allowance for expected credit losses on the associates is disclosed in Note 17: Investment in associated companies.

In October, 2020, two of the 100% owned subsidiaries accounted for as associates, SFL Linus and SFL Deepwater, ceased to be accounted for as associates and become consolidated. Furthermore, the Company sold 50.1% of its subsidiary River Box Holding Inc. resulting in the remaining investment being accounted for as an investment in associates. Refer to Note 9: Gain on sale of subsidiaries and Note 17: Investment in associated companies.